Expense Example, No Redemption - First Eagle Small Cap Opportunity Fund - Class R6	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 89
Expense Example, No Redemption, 3 Years	286
Expense Example, No Redemption, 5 Years	504
Expense Example, No Redemption, 10 Years	$ 1,133